Leases (Tables)	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Future Minimum Rental Payments

At March 31, 2024, approximate future minimum rental payments required under the lease agreement are as follows:

Operating Lease
Remainder of 2024	$22,275
2025	36,700
2026	39,370
2027	40,945
2028	42,582
Thereafter	10,714
Total undiscounted lease payments	192,586
Less: effects of discounting	(21,747)
Operating Lease Liability	$170,839

Classified as:
Current lease liabilities	$22,981
Non-current lease liabilities	$147,858